EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2021
EARNINGS (LOSS) PER SHARE
EARNINGS (LOSS) PER SHARE
26.	EARNINGS (LOSS) PER SHARE
26.1	Basic

The basic earnings (loss) per share is measured by dividing the profit attributable to the Company’s shareholders by the weighted average common shares issued during the year, excluding the common shares acquired by the Company and held as treasury shares.

	December 31,	December 31,	December 31,
	2021	2020	2019
Resulted of the year attributable for controlling shareholders'	8,626,386	(10,724,828)	(2,817,518)
Weighted average number of shares in the year – in thousands	1,361,264	1,361,264	1,361,264
Weighted average treasury shares – in thousands	(12,042)	(12,042)	(12,042)
Weighted average number of outstanding shares – in thousands	1,349,222	1,349,222	1,349,222
Basic earnings (loss) per common share - R$	6.39360	(7.94890)	(2.08825)

26.2.	Diluted

The diluted earnings (loss) per share is measured by adjusting the weighted average of outstanding common shares, assuming the conversion of all common shares that would cause dilution.

	December 31,	December 31,	December 31,
	2021	2020	2019
Resulted of the year attributed to controlling shareholders'	8,626,386	(10,724,828)	(2,817,518)
Weighted average number of shares in the year (except treasury shares) – in thousands	1,349,222	1,349,222	1,349,222
Average number of potential shares (stock options) - in thousands	327
Weighted average number of shares (diluted) – in thousands	1,349,549	1,349,222	1,349,222
Diluted earnings (loss) per common share – R$	6.39205	(7.94890)	(2.08825)

On December 31, 2020, due to the loss in the year, the Company does not consider the dilution effect in the measurement.